Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans
Benefit Plans
11.	Benefit Plans

The Bank provides a noncontributory defined benefit retirement accumulation plan (cash balance plan) covering substantially all employees. Under the plan, retirement benefits are primarily a function of the employee's years of service and level of compensation. As of June 15, 2004, the Bank had a plan amendment to freeze the plan benefits for plan participants. The Bank uses a December 31 measurement date for its pension plan. State Bank of Chittenango, a limited purpose commercial bank subsidiary of Oneida Savings Bank, participated in the New York State Bankers Retirement System (the System) plan which was a noncontributory defined benefit plan covering substantially all employees. Under the plan, retirement benefits were primarily a function of the employee’s years of service and level of compensation. The plan was frozen as of May 31, 2002. State Bank of Chittenango uses a December 31 measurement date for its pension plan.

Information about changes in obligations and funded status of the defined benefit pension plan follows:

	Oneida Savings Bank		State Bank of Chittenango
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$4,371,899	$4,288,665	$2,395,770	$2,332,039
Service cost	—	—	26,261	21,899
Interest cost	211,449	211,573	123,774	131,694
Actuarial gain (loss)	34,698	46,726	270,854	123,779
Benefits paid	(235,258)	(175,065)	(217,298)	(213,641)
Benefit obligation at end of year	$4,382,788	$4,371,899	$2,599,361	$2,395,770

Change in plan assets, at fair value:
Beginning plan assets	$3,574,529	$3,233,423	$2,135,136	$2,169,447
Actual return	5,437	316,171	2,425	177,294
Benefits paid	(235,258)	(175,065)	(212,405)	(211,605)
Employer contributions	200,000	200,000	21,900	—
Ending plan assets	$3,544,708	$3,574,529	$1,947,056	$2,135,136

Funded status at year end (plan assets less benefit obligation)	$(838,080)	$(797,370)	$(652,305)	$(260,634)

Amounts recognized in accumulated other comprehensive income at December 31 consist of:

	Oneida Savings Bank		State Bank of Chittenango
	2011	2010	2011	2010

Net actuarial loss (gain)	$2,457,886	$2,284,174	$1,267,925	$911,315
Prior service cost (credit)	—	—	—	—

	$2,457,886	$2,284,174	$1,267,925	$911,315

The accumulated benefit obligation for the Oneida Savings Bank pension plan was $4,382,788 and $4,371,899 at year-end 2011 and 2010 respectively. The accumulated benefit obligation for the State Bank of Chittenango pension plan was $2,599,361 and $2,395,770 at year-end 2011 and 2010 respectively.

The net periodic pension cost and other amounts recognized in other comprehensive income for the years ended December 31 includes the following components:

	Oneida Savings Bank			State Bank of Chittenango
	2011	2010	2009	2011	2010	2009

Service cost benefits earned during the period	$—	$—	$—	$26,261	$21,899	$26,716
Interest cost on projected benefit obligation	211,449	211,573	163,330	123,774	131,694	135,800
Expected return on plan assets	(266,768)	(243,442)	(205,187)	(141,928)	(155,498)	(139,125)
Net amortization and deferral	122,317	126,009	146,753	48,854	42,783	56,480
Net periodic pension cost	66,998	94,140	104,896	56,961	40,878	79,871

Net loss (gain)	173,712	(152,012)	(391,825)	405,464	99,947	(199,746)
Prior service cost (credit)	—	—	—	—	—	—
Amortization of prior service cost	—	—	—	(48,854)	(42,783)	(56,480)
Total recognized in other comprehensive	173,712	(152,012)	(391,825)	356,610	57,164	(256,226)
income
Total recognized in net periodic benefit
cost and other comprehensive income	$240,710	$(57,872)	$(286,929)	$413,571	$98,042	$(176,355)

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $65,019.

	Oneida Savings Bank			State Bank of Chittenango
Assumptions	2011	2010	2009	2011	2010	2009

Weighted-average assumptions used to determine
benefit obligation at year-end
Discount rate	4.98%	5.05%	3.97%	4.27%	5.38%	5.89%

Weighted-average assumptions used to
determine net cost
Discount rate	5.05%	3.97%	5.06%	5.38%	5.89%	6.03%
Expected return on plan assets	7.50%	7.50%	7.50%	7.00%	7.50%	7.50%

Oneida Savings Bank Plan Assets

The Company’s overall investment strategy is to achieve a mix of approximately 65% of investments for long-term growth and 35% for near-term benefit payments to preserve the long-term earnings power of the assets. The target allocations for plan assets are shown in the table below. Equity securities primarily include investments in common stock. Fixed income securities include corporate bonds, government issues and mortgage-backed securities. Other fixed income securities include a money market account and checking account.

The weighted average expected long-term rate of return is estimated based on current trends in the plan assets as well as projected future rates of return on those assets. The following assumptions were used in determining the long-term rate of return:

Equity securities	Dividend discount model, the smoothed earnings yield model and the equity risk premium model

Fixed income securities	Current yield to maturity and forecasts of future yields

The long term rate of return considers historical returns. There were no adjustments made to historical returns.

The plan is prohibited from investing in the following investments or transactions: (1) commodities and futures; (2) warrants; (3) Eurobonds; (4) naked option transactions; (5) margin purchase securities; (6) private placements; (7) short sales of securities; (8) unregistered or restricted stock and (9) speculative derivatives. All assets selected for inclusion in the Portfolio must have a readily ascertainable market value and must be generally considered marketable at the time of purchase.

The Company’s pension plan asset allocation at year-end 2011 and 2010, target allocation for 2012, and expected long-term rate of return by asset category are as follows:

		Percentage of		Weighted-
	Target	Plan Assets		Average Expected
	Allocation	at December 31		Long Term Rate
Asset Category	2012	2011	2010	of Return

Equity Securities	60%	60%	49%	10%
Debt Securities	40%	30%	51%	5%
Other	0%	10%	0%
Total	100%	100%	100%	8%

The fair value of the plan assets, as previously defined, at December 31, 2011, by asset category, is as follows:

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash	$415,378	$415,378	$—	$—
Equities
Common stock	2,030,556	2,030,556	—	—
Real estate investment trust	45,086	45,086
Fixed income securities			—
Corporate bonds	—	—	—	—
Government issues (US Treasuries)	102,464	—	102,464	—
FHLMC	86,244	—	86,244	—
FNMA	104,438	—	104,438	—
Exchange traded funds	760,542	760,542
Total	$3,544,708	$3,251,562	$293,146	$—

The fair value of plan assets, as previously defined, at December 31, 2010, by asset category, is as follows

		Fair Value Measurements
		at December 31, 2010 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash	$141,186	$141,186	$—	$—
Equities
Common stock	1,762,177	1,762,177	—	—
Fixed income securities			—
Corporate bonds	349,918	—	349,918	—
Government issues (US Treasuries)	973,885	—	973,885	—
FHLMC	150,539	—	150,539	—
FNMA	196,824	—	196,824	—
Total	$3,574,529	$1,903,363	$1,671,166	$—

There were no plan assets measured at fair value using significant unobservable inputs (Level 3) for period ending December 31, 2011 and 2010.

State Bank of Chittenango Plan Assets

The Company’s overall investment strategy is to achieve a mix of approximately 97% of investments for long-term growth and 3% for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers. The target allocations for System assets are shown in the table below. Cash equivalents consist primarily of short term investment funds. Equity securities primarily include investments in common stock and depository receipts. Fixed income securities include corporate bonds, government issues and mortgage-backed securities. Other financial instruments primarily include rights and warrants.

The weighted average expected long-term rate of return is estimated based on current trends in the System’s assets as well as projected future rates of return on those assets and reasonable actuarial assumptions based on the guidance provided by ASOP No. 27 ”Selection of Economic Assumptions for Measuring Pension Obligations” for long term inflation, and the real and nominal rate of investment return for a specific mix of asset classes. The following assumptions were used in determining the long-term rate of return:

Equity securities	Dividend discount model, the smoothed earnings yield model and the equity risk premium model
Fixed income securities	Current yield to maturity and forecasts of future yields

Other financial instruments	Comparison of the specific investment’s risk to that of fixed income and equity instruments and using judgment

The long term rate of return considers historical returns. Adjustments were made to historical returns in order to reflect expectations of future returns. These adjustments were due to factor forecasts by economists and long-term U.S. Treasury yields to forecast long-term inflation. In addition, forecasts by economists and others for long-term GDP growth were factored into the development of assumptions for earnings growth and per capita income.

Effective September 2011, the System revised its investment guidelines. The System currently prohibits its investment managers from purchasing any security greater than 5% of the portfolio at the time of purchase or greater than 8% at market value in any one issuer. In addition the following are prohibited: (1) Equity security short sales, unregistered securities and margin purchases; (2) fixed income securities that are of Baa2/BBB quality or less, mortgage backed derivatives that have an inverse floating rate coupon or that are interest only securities, any asset backed security that is not issued by the U.S. Government or its agencies or its instrumentalities and securities of less than A-quality may not in the aggregate exceed 10% of the investment manager’s portfolio; and (3) other financial instruments such as unhedged currency exposure in countries not defined as “high income economies” by the World Bank. Prior to September 2011, investments in emerging countries as defined by Morgan Stanley Emerging Markets Index and structured notes were prohibited. All other investments not prohibited by the System are permitted. At December 31, 2011, the System holds certain investments which are no longer deemed acceptable to acquire. These positions will be liquidated when the investment managers deem that such liquidation is in the best interest of the System.

The Company’s pension plan asset allocation at year-end 2011 and 2010, target allocation for 2012 and expected long-term rate of return by asset category are as follows:

		Percentage of		Weighted-
	Target	Plan Assets		Average Expected
	Allocation	at December 31,		Long Term Rate
Asset Category	2012	2011	2010	of Return

Cash equivalents	0 - 20%	11%	11%	0.4%
Equity securities	40 - 60%	48%	48%	4.6%
Fixed income securities	40 - 60%	41%	41%	1.9%
Other financial instruments	0 - 5%	0%	0%	0%
Total		100%	100%	6.9%

The following table represents the Plan’s fair value hierarchy for its financial assets (investments), as defined previously measured at fair value on a recurring basis as of December 31, 2011:

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$3,366	$3,366	$—	$—
Short term investment funds	203,281	—	203,281	—
Equities
U.S. Large cap	580,397	580,397	—	—
U.S. Mid cap	78,941	78,941	—	—
U.S. Small cap	1,809	1,809	—	—
International	271,783	271,783	—	—
Fixed income securities
Corporate bonds
Rated single A or higher by S&P	80,820	—	80,820	—
Rated below single A by S&P	94,616	—	94,616	—
Government issues	441,757	—	441,757	—
Collateralized mortgage obligations
Rated single A or higher by S&P	175,584	—	175,584	—
Rated below single A by S&P	14,702	—	14,702	—

Total	$1,947,056	$936,296	$1,010,760	$—

The fair value of plan assets, as previously defined, at December 31, 2010, by asset category, is as follows:

		Fair Value Measurements
		at December 31, 2010 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$4,621	$4,621	$—	$—
Short term investment funds	235,193	—	235,193	—
Equities
U.S. Large cap	595,347	595,347	—	—
U.S. Mid cap	60,815	60,815	—	—
U.S. Small cap	4,500	4,500	—	—
International	369,267	369,267	—	—
Fixed income securities
Corporate bonds
Rated single A or higher by S&P	116,467	—	116,467	—
Rated below single A by S&P	81,774	—	81,774	—
Government issues	620,696	—	620,696	—
Collateralized mortgage obligations
Rated single A or higher by S&P	32,069	—	32,069	—
Rated below single A by S&P	14,387	—	14,387	—

Total	$2,135,136	$1,034,550	$1,100,586	$—

There were no plan assets measured at fair value using significant unobservable inputs (Level 3) for the period ending December 31, 2011 and 2010.

The Company expects to contribute $243,127 to the Plans for the year ending December 31, 2012.

The following benefit payments are expected to be paid:

	Oneida	State Bank
Fiscal year ending December 31:	Savings Bank	Of Chittenango

2012	$350,000	$208,533
2013	368,000	230,632
2014	386,000	261,854
2015	405,000	298,368
2016	425,000	327,258
Years 2017 - 2021	2,468,000	2,106,659

In addition to the retirement plan, the Company sponsors a 401(k) savings plan which enables employees who meet the plan's eligibility requirements to defer income on a pre-tax basis.

Employees may elect to contribute a portion of their compensation, with the Company matching the contribution up to 5% of compensation. Employer contributions associated with the plan amounted to $655,808, $622,681 and $570,401 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Bank provides The Oneida Savings Bank Employee Stock Ownership Plan (“ESOP”) with all employees meeting the age and service requirements eligible to participate in the Plan. Employees are eligible for the Plan if they are twenty-one years of age and have one year of service with at least 1,000 hours. The ESOP purchased 157,500 shares of common stock as part of the second step conversion (see Footnote 22) which was funded by a loan from the Company payable in ten equal installments over 10 years bearing a variable interest rate of prime at the beginning of the year which was 3.25% for 2011 and 2010. Loan payments are to be funded by cash contributions from the Bank. The loan can be prepaid without penalty. Shares purchased by the ESOP are maintained in a suspense account and held for allocation among the participants. As loan payments are made, shares are committed to be released and subsequently allocated to employee accounts at each calendar year end. Compensation expense is recognized related to the shares committed to be released based on the average market price during the period. Cash dividends received on unallocated shares are used to pay debt service. For the purpose of computing earnings per share, unallocated ESOP shares are not considered outstanding. Contributions to the ESOP during 2011 and 2010 were $288,538 and $331,100 respectively. Expense recorded for 2011 and 2010 was $343,042 and $302,739 respectively. In 2009, the Company made a discretionary contribution to the plan and recorded compensation expense of $300,000 for the plan to purchase additional shares to allocate to participants.

Shares held by the ESOP were as follows:

	2011	2010

Allocated to participants	366,202	338,987
Unearned	78,956	118,228

Total ESOP shares	445,158	457,215

Fair value of unearned shares	$750,082	$928,090